As filed with the Securities and Exchange Commission on January 28, 2003
                        Securities Act File No. 333-44568
                    Investment Company Act File No. 811-10085
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ____________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.   __                                    [ ]
         Post-Effective Amendment No.  2                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.  4                                                    [X]

                        (Check appropriate box or boxes.)


                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


       116 South Franklin Street, P.O. Box 69, Rocky Mount, NC 27802-0069
       ------------------------------------------------------------------
          (Address of Principal Executive Offices)             (Zip Code)


       Registrant's Telephone Number, including Area Code: (252)-972-9922
                                                           --------------


                              C. Frank Watson III
       116 South Franklin Street, P.O. Box 69, Rocky Mount, NC 27802-0069
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With copies to:
                                 ---------------
                               Peter J. Shea, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202


Approximate Date of Proposed Public Offering:   As soon as practicable after the
                                                Effective Date of this Amendment
                                                --------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b);
     [ ]  on ________ (date) pursuant to paragraph (b);
     [ ]  60 days after filing pursuant to paragraph (a)(1);
     [ ]  on ________ (date) pursuant to paragraph (a)(1);
     [ ]  75 days after filing pursuant to paragraph (a)(2); or
     [ ]  on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Hillman Capital Management Funds
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

                                     PART A
                                     ======

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                                    FORM N-1A

                                   PROSPECTUS






The Hillman Aggressive Equity Fund - Cusip Number 43162P108
The Hillman Total Return Fund - Cusip Number 43162P207


________________________________________________________________________________

                        HILLMAN CAPITAL MANAGEMENT FUNDS

                              Each a series of the
                   Hillman Capital Management Investment Trust
________________________________________________________________________________



                                   PROSPECTUS
                                January 28, 2003


This prospectus includes information about the two Hillman Capital Management Funds - The Hillman Aggressive Equity Fund and The Hillman Total Return Fund (each a "Fund" and, collectively, the "Funds"). The Hillman Aggressive Equity Fund seeks long-term capital appreciation. The Hillman Total Return Fund seeks maximum total return consisting of capital appreciation and current income.



                               Investment Advisor
                               ------------------

                        Hillman Capital Management, Inc.
                  613 Third Street, Eastport Maritime Building
                            Annapolis, Maryland 21403

                             www.hillmancapital.com

                                 1-800-525-3863




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUNDS......................................................................3
---------

    Investment Objectives......................................................3
    Principal Investment Strategies............................................3
         The Hillman Aggressive Equity Fund....................................3
         The Hillman Total Return Fund.........................................4
    Principal Risks of Investing in the Funds..................................6
         Both Funds............................................................6
         Aggressive Equity Fund................................................6
         Total Return Fund ....................................................7
    Performance Information....................................................9
    Fees and Expenses of the Funds............................................12

MANAGEMENT OF THE FUNDS.......................................................13
-----------------------

    The Investment Advisor....................................................13
    The Administrator.........................................................14
    The Transfer Agent........................................................14
    The Distributor...........................................................14

INVESTING IN THE FUNDS........................................................15
----------------------

    Minimum Investment........................................................15
    Purchase and Redemption Price.............................................15
    Purchasing Shares.........................................................15
    Redeeming Your Shares.....................................................17

OTHER IMPORTANT INVESTMENT INFORMATION........................................20
--------------------------------------

    Dividends, Distributions, and Taxes.......................................20
    Financial Highlights......................................................21
    Additional Information............................................Back Cover

                                    THE FUNDS

INVESTMENT OBJECTIVES

The Hillman Aggressive Equity Fund ("Aggressive Equity Fund") seeks long-term capital appreciation. The Aggressive Equity Fund is a non-diversified series of the Hillman Capital Management Investment Trust ("Trust"). The Hillman Total Return Fund ("Total Return Fund") seeks maximum total return through a combination of capital appreciation and current income. The Total Return Fund is a diversified series of the Trust.


PRINCIPAL INVESTMENT STRATEGIES

The Hillman Aggressive Equity Fund

In seeking to achieve its objective, the Aggressive Equity Fund invests primarily in common stocks of companies whose value Hillman Capital Management, Inc. ("Advisor") believes have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public. As a matter of investment policy, the Aggressive Equity Fund will invest so that, under normal circumstances, at least 80% of its total assets are invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock. This investment policy may be changed without shareholder approval.

In selecting investments for the Aggressive Equity Fund, the Advisor first looks at qualitative measures of a company. Qualitative measures of a company include:

     o    dominance in a particular industry or niche market;
     o    management style and adaptability;
     o    strength of pricing and purchasing power;
     o    barriers to industry competition;
     o    strength of brand or franchise with commensurate brand loyalty; and
     o    quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth. These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team or management philosophy. These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs. The quantitative measures of a company include:

     o    price-to-earnings ratio;
     o    cash flow;
     o    balance sheet strength; and
     o    dividend growth potential.

The Advisor allocates a target percentage of total portfolio value to each security it purchases. Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of 12 to 20 stocks. From time to time, the Aggressive Equity Fund may also focus the Fund's assets in securities of one or more particular sectors of the economy. The sectors in which the Aggressive Equity Fund may focus its investments are the financial, healthcare, retail, and technology sectors.

The Advisor expects to sell a particular security when its market value exceeds 15% of total portfolio market value. The Advisor may also sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Aggressive Equity Fund may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Aggressive Equity Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Aggressive Equity Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Aggressive Equity Fund would indirectly pay both the Aggressive Equity Fund's expenses and the expenses relating to those other investment companies with respect to the Aggressive Equity Fund's assets invested in such investment companies. To the extent the Aggressive Equity Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective.


The Hillman Total Return Fund

The Total Return Fund seeks maximum total return through a combination of capital appreciation and current income. The Total Return Fund is a diversified series of the Trust. In seeking to achieve its objective, the Total Return Fund allocates its assets among stocks, bonds, and short-term instruments within various ranges. Stocks include equity securities of all types. Bonds include all varieties of fixed-income securities including investment-grade and lower-quality debt securities maturing in more than one year. Short-term/money market instruments include all types of short-term and money market instruments.

The Advisor will vary the percentage of the Total Return Fund's assets allocated to each of the above categories based on the Advisor's judgment of market and economic conditions. The Advisor regularly reviews the Total Return Fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Fund's investment objective.

In selecting stocks for the Total Return Fund, the Advisor first looks at qualitative measures of a company. Qualitative measures of a company include:

     o    dominance in a particular industry or niche market;
     o    management style and adaptability;
     o    strength of pricing and purchasing power;
     o    barriers to industry competition;
     o    strength of brand or franchise with commensurate brand loyalty; and
     o    quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures. Quantitative measures of a company include:

     o    price-to-earnings ratio;
     o    cash flow;
     o    balance sheet strength; and
     o    dividend growth potential.


In selecting bonds for the Total Return Fund, the Advisor examines the spread relationships of investment-grade bonds in determining the quality distribution and expected trends in inflation and interest rates in structuring the maturity distributions.

The Advisor may invest no more than 15% of the Total Return Fund's assets in bonds that have credit ratings lower than Baa by Moody's Investor Service, Inc. or an equivalent rating by a nationally recognized securities rating organization described in the Statement of Additional Information ("SAI"), as determined by the Advisor. These securities are also referred to as "junk bonds."

The Total Return Fund may also make short sales if the Advisor has the expectation that the market price for a particular security will drop in the future. A "short sale" is the sale by the Total Return Fund of a security that has been borrowed from a third party that will be replaced at a later date in the future. The Advisor does not intend to utilize short sales on a regular basis; however, the Total Return Fund may commit up to 25% of the Total Return Fund's assets to the short sales investment practice if the Advisor feels that market conditions justify the commitment.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Total Return Fund may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Total Return Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Total Return Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Total Return Fund would indirectly pay both the Total Return Fund's expenses and the expenses relating to those other investment companies with respect to the Total Return Fund's assets invested in such investment companies. To the extent the Total Return Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Both Funds

An investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that either of the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

o Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

o    Investment   Advisor  Risk.  The  Advisor's   ability  to  choose  suitable
     investments has a significant impact on the ability of the Funds to achieve their investment objectives.


Aggressive Equity Fund

In addition to the risks outlined above, which may affect both the Aggressive Equity Fund and the equity portion of the Total Return Fund, the Aggressive Equity Fund will be subject to additional risks:

o Management style risk. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Aggressive Equity Fund may invest in growth-style stocks, the Aggressive Equity Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style, which may adversely affect the Aggressive Equity Fund's net asset value.

o Non-diversified status. The Aggressive Equity Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund. The Aggressive Equity Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investment in those securities. As a result, changes in the market value of a single issuer could cause greater fluctuation in share price than would occur in a more diversified fund.

o Sector Focus. Another area of risk involves the potential focus of the Aggressive Equity Fund's assets in securities of particular sectors. These sectors include the financial sector, healthcare sector, retail sector, and the technology sector. Because the Aggressive Equity Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Aggressive Equity Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some of the sectors in which the Aggressive Equity Fund may invest could be subject to greater government regulation than other sectors and, therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The specific risks for each of the sectors in which the Aggressive Equity Fund may focus its investments include additional risks as described below:

      o Financial Sector. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

      o Healthcare Sector. Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

      o Retail Sector. Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending. These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

      o Technology Sector. The performance of companies in this sector may be adversely affected due to the intense competition both domestically and internationally; limited product lines, markets, financial resources or personnel, rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.


Total Return Fund

In addition to the risks outlined above, which may affect both the Aggressive Equity Fund and the equity portion of the Total Return Fund, there will be additional risks for the fixed income portion of the Total Return Fund's portfolio. These risks include:

o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the Total Return Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Total Return Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Total Return Fund. Credit risk is particularly significant to the Total Return Fund when investing a portion of its assets in "junk bonds" or lower than investment-grade securities.

o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of the Total Return Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the Total Return Fund's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the Total Return Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by the Total Return Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by the Total Return Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

o Maturity Risk. Maturity risk is another factor that can affect the value of the Total Return Fund's debt holdings. The Total Return Fund does not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

o Short Sales. In a short sale, the Total Return Fund will sell a security it does not own anticipating that the price will decline. To complete a short sale, the Total Return Fund must borrow the security to make delivery and must then replace the security borrowed by buying it at the prevailing market price, which may be higher or lower than the price at which the Total Return Fund sold the security short. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security rises, the Total Return Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Short sales involve leverage, which may exaggerate a gain or loss.

PERFORMANCE INFORMATION

The bar charts shown below provide an indication of the risks of investing in the Funds by showing (on a calendar year basis) changes in the Funds' performance from year to year. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.

The average annual total returns tables shown below provide an indication of the risks of investing in the Funds by showing how the Funds' average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Funds have performed in the past (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Aggressive Equity Fund

[BAR CHART HERE]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------

                                 2001 - -10.50%
                                 2002 - -21.01%


     o During the 2-year period shown in the bar chart above, the highest return for a calendar quarter was 19.33% (quarter ended December 31, 2001).
     o During the 2-year period shown in the bar chart above, the lowest return for a calendar quarter was (23.93)% (quarter ended September 30, 2002).
     o The calendar year-to-date return of the Aggressive Equity Fund as of the most recent calendar quarter was (21.01)% (quarter ended December 31, 2002).


----------------------------------------------------- ------------ ------------
            Average Annual Total Returns                 Past 1       Since
          Period Ended December 31, 2002                  Year      Inception*
----------------------------------------------------- ------------ ------------
Aggressive Equity Fund
   Before taxes                                         (21.01)%     (15.88)%
   After taxes on distributions                         (21.01)%     (15.88)%
   After taxes on distributions and sale of shares      (12.79)%     (12.47)%
----------------------------------------------------- ------------ ------------
S&P 500 Total Return Index**                            (22.10)%     (17.11)%
----------------------------------------------------- ------------ ------------


 *December  29, 2000 (date of initial  public  investment  of the  Aggressive
  Equity Fund)

**The S&P 500 Total  Return Index is the  Standard & Poor's  Composite  Stock
  Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

Total Return Fund

[BAR CHART HERE]

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------

                                  2001 - -0.98%
                                  2002 - -7.74%

     o During the 2-year period shown in the bar chart above, the highest return for a calendar quarter was 13.17% (quarter ended December 31, 2001).
     o During the 2-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.40)% (quarter ended September 30, 2002).
     o The calendar year-to-date return of the Total Return Fund as of the most recent calendar quarter was (7.74)% (quarter ended December 31, 2002).


----------------------------------------------------- ------------ ------------
            Average Annual Total Returns                 Past 1       Since
           Period Ended December 31, 2002                 Year      Inception*
----------------------------------------------------- ------------ ------------
Total Return Fund
   Before taxes                                          (7.74)%      (4.41)%
   After taxes on distributions                          (8.48)%      (4.87)%
   After taxes on distributions and sale of shares       (4.63)%      (3.71)%
----------------------------------------------------- ------------ ------------
S&P 500 Total Return Index**                            (22.10)%     (17.11)%
----------------------------------------------------- ------------ ------------


   * December 29, 2000 (date of initial public investment of the Total Return Fund)
   **The S&P 500 Total  Return  Index is the  Standard  & Poor's  Composite
     Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

                         Shareholder Fees for the Funds
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum Sales Charge (Load) Imposed On Purchases
        (as a percentage of offering price) ............................None
   Redemption Fee ......................................................None

                  Annual Fund Operating Expenses for the Funds
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

                                                Aggressive Equity   Total Return
                                                      Fund              Fund
                                                      ----              ----
   Management Fees................................    1.00%             1.00%
   Distribution and/or Service (12b-1) Fees.......    0.25%             0.25%
   Other Expenses.................................    2.81%             1.58%
                                                      -----             -----
   Total Annual Fund Operating Expenses...........    4.06%*            2.83%*
                                                      =====             =====


   *"Total Annual Fund Operating  Expenses" are based upon actual expenses incurred by the Funds for the fiscal year ended September 30, 2002. For this period, the Funds' Advisor and various service providers agreed to voluntarily waive or reduce certain expenses of the Funds. As a result of these voluntary waivers, for the fiscal year ended
    September 30, 2002 net total fund operating expenses for the Aggressive Equity Fund and the Total Return Fund were 2.12% and 1.80%, respectively, of the average daily net assets of the shares of the respective Fund. There can be no assurance that these voluntary waivers will continue in the future.


Example: This example shows you the expenses you may pay over time by investing in each of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in one of the Funds for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


  -------------------------- ---------- ----------- ------------ ------------
           Fund                1 Year     3 Years     5 Years      10 Years
  -------------------------- ---------- ----------- ------------ ------------
    Aggressive Equity Fund      $408      $1,235       $2,078       $4,256
  -------------------------- ---------- ----------- ------------ ------------
    Total Return Fund           $286       $877        $1,494       $3,157
  -------------------------- ---------- ----------- ------------ ------------

                             MANAGEMENT OF THE FUNDS
                             -----------------------

THE INVESTMENT ADVISOR

The Funds' Investment Advisor is Hillman Capital Management, Inc., 613 Third Street, Annapolis, Maryland 21403. The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor manages the investment and reinvestment of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor has served as a registered investment advisor to the Funds since their inception. The executives and members of the advisory staff of the Advisor also have extensive experience in other capacities in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1998. The Advisor currently has approximately $33 million in assets under management.

The Funds will be managed primarily by Mark A. Hillman, who will have overall responsibility for the day-to-day management of the Funds' portfolios. Mr. Hillman is the founder and controlling shareholder of the Advisor. Mr. Hillman has served as President of the Advisor since 1998. Prior to 1998, Mr. Hillman served as Chief Investment Officer of Custom Asset Management, Inc. and Menocal Capital Management, Inc.

The Advisor's Compensation. As compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.00%. During the Funds' last fiscal year, fiscal year ending September 30, 2002, the Advisor voluntarily waived a portion of the advisory fees for each of the Funds. Accordingly, the amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year was as follows:

                                          Fees Paid to the Advisor
            Fund                    as a Percentage of Average Net Assets
            ----                    -------------------------------------

     Aggressive Equity Fund                         0.51%
     Total Return Fund                              0.75%

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Funds as a factor in the selection of brokers and dealers.

The Investment Company Act of 1940, as amended ("1940 Act"), generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Funds pay to an affiliate of the Advisor does not exceed the usual and customary broker's commission. In addition, the Funds will adhere to
Section 11(a) of the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Funds.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in the section of this Prospectus, "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Distribution Plans. Each of the Funds have adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act ("Distribution Plans"). The Distribution Plans provide that each of the Funds will annually pay the Distributor up to 0.25% of the average daily net assets of the Funds' shares for activities primarily intended to result in the sale of those shares or the servicing of those shares, including to compensate entities for providing distribution and shareholder servicing with respect to the Funds' shares (this compensation is commonly referred to as "12b-1 fees"). Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor or other service providers, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                             INVESTING IN THE FUNDS
                             ----------------------

MINIMUM INVESTMENT

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment is $5,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500. Each of the Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining a Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. A Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

In valuing a Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. Each of the Funds may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of each of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Funds' remaining shareholders to make payment in cash, each of the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of each Fund. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the particular fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The particular Fund(s) will charge a $20 fee and may redeem shares of the Fund(s) owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:

             Hillman Capital Management Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863, before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

            Wachovia Bank, N.A.
            Charlotte, North Carolina
            ABA # 053000219
            For credit to either: (please specify)
                 The Hillman Aggressive Equity Fund
                            Account # 2000003961005
                 The Hillman Total Return Fund
                            Account # 2000008667799
            For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-800-773-3863 and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Purchases In Kind. You may, if the Funds approve, purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with that particular Fund's investment restrictions, policies, and goal) and that have a value that is readily ascertainable in accordance with the particular Fund's valuation policies. To ascertain whether your securities will qualify to be accepted as a purchase in kind for a particular Fund, please contact the Advisor at 1-800-773-3863. If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute that particular Fund's net asset value.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the respective Fund(s) will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the appropriate Fund.

Exchange Feature. You may exchange shares of any of the Hillman Capital Management Funds for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by the Funds' refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Hillman Capital Management Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

     (1) Your letter of instruction specifying the applicable Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2) Any required signature  guarantees (see "Signature  Guarantees" below);
         and

     (3) Other supporting  legal documents,  if required in the case of estates,
         trusts,  guardianships,   custodianships,  corporations,  partnerships,
         pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. Each of the Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

     (1)  Name of Fund;
     (2)  Shareholder name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. See "Signature Guarantees" below.

Each of the Funds, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. The Funds' custodian currently charges each of the Funds $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. However, the Funds will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the particular Fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $5,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Funds do not intend, under normal circumstances, to redeem their shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund's net asset value at the beginning of such period.

Signature  Guarantees.  To  protect  your  account  and the  Funds  from  fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Funds will distribute most of their income and gains to their shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distributions resulting from such gains will be considered ordinary income for federal tax purposes.

If a Fund declares a dividend in October, November, or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 30% for 2003) for all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each of the Funds' financial performance since inception of the Funds. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below have been derived from audited financial statements of the Funds. The financial data below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such year and period is incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, copies of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Reports of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-800-773-3863.

Aggressive Equity Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year ended           Period ended
                                                                                              September 30,         September 30,
                                                                                                  2002                2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................................               $     7.51            $    10.00

      Loss from investment operations
           Net investment loss .................................................                    (0.04)                (0.12)
           Net realized and unrealized loss on investments .....................                    (0.92)                (2.37)
                                                                                               ----------            ----------

               Total from investment operations ................................                    (0.96)                (2.49)
                                                                                               ----------            ----------

Net asset value, end of period .................................................               $     6.55            $     7.51
                                                                                               ==========            ==========

Total return ...................................................................                   (12.67)%              (25.00)%(b)
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period ................................................               $2,977,341            $2,863,908
                                                                                               ==========            ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     4.06 %                6.32 %(c)
           After expense reimbursements and waived fees ........................                     2.12 %                3.90 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (2.41)%               (4.96)%(c)
           After expense reimbursements and waived fees ........................                    (0.46)%               (2.53)%(c)

      Portfolio turnover rate ..................................................                    67.29 %               52.56 %

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) Not annualized.

(c) Annualized.


Total Return Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year ended           Period ended
                                                                                              September 30,         September 30,
                                                                                                  2002                2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................................              $     8.77            $    10.00

      Loss from investment operations
           Net investment income ................................................                    0.10                  0.01
           Net realized and unrealized loss on investments ......................                   (0.25)                (1.24)
                                                                                               ----------            ----------

               Total from investment operations .................................                   (0.15)                (1.23)
                                                                                               ----------            ----------

      Less distributions to shareholders from
           Net investment income ................................................                   (0.11)                 0.00
                                                                                               ----------            ----------

Net asset value, end of period ..................................................              $     8.51            $     8.77
                                                                                               ==========            ==========

Total return ....................................................................                   (1.56)%              (12.50)%(b)
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period .................................................              $6,287,570            $5,925,796
                                                                                               ==========            ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........................                    2.83 %                4.22 %(c)
           After expense reimbursements and waived fees .........................                    1.80 %                2.78 %(c)
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........................                    0.08 %               (1.17)%(c)
           After expense reimbursements and waived fees .........................                    1.11 %                0.27 %(c)

      Portfolio turnover rate ...................................................                   40.37 %                6.03 %

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) Not annualized.

(c) Annualized.

                             ADDITIONAL INFORMATION


________________________________________________________________________________

                        HILLMAN CAPITAL MANAGEMENT FUNDS
________________________________________________________________________________


Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Reports include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) by contacting the Funds:



         By telephone:          1-800-773-3863

         By mail:               Hillman Capital Management Funds
                                c/o NC Shareholder Services
                                116 South Franklin Street
                                Post Office Box 4365
                                Rocky Mount, NC  27803-0365

         By e-mail:             info@ncfunds.com

         On the Internet:       www.hillmancapital.com




Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




                  Investment Company Act file number 811-10085

                                     PART B
                                     ======

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                                    FORM N-1A


                       STATEMENT OF ADDITIONAL INFORMATION

                        HILLMAN CAPITAL MANAGEMENT FUNDS

                       THE HILLMAN AGGRESSIVE EQUITY FUND
                          THE HILLMAN TOTAL RETURN FUND

                              Each a series of the
                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                     116 South Franklin Street, P.O. Box 69,
                     Rocky Mount, North Carolina 27802-0069
                            Telephone 1-800-525-3863

                                January 28, 2003



                                Table of Contents
                                -----------------

      OTHER INVESTMENT POLICIES...............................................2
      INVESTMENT LIMITATIONS..................................................7
      PORTFOLIO TRANSACTIONS..................................................8
      NET ASSET VALUE........................................................10
      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................10
      DESCRIPTION OF THE TRUST...............................................11
      ADDITIONAL INFORMATION CONCERNING TAXES................................12
      MANAGEMENT AND OTHER SERVICE PROVIDERS.................................14
      SPECIAL SHAREHOLDER SERVICES...........................................20
      ADDITIONAL INFORMATION ON PERFORMANCE..................................21
      FINANCIAL STATEMENTS...................................................23
      APPENDIX A - DESCRIPTION OF RATINGS....................................24









This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for The Hillman Aggressive Equity Fund and The Hillman Total Return Fund (each referred to as "Fund" and collectively, the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Funds' Prospectus and Annual Reports may be obtained at no charge by writing or calling the Funds at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The Hillman Aggressive Equity Fund ("Aggressive Equity Fund") is a non-diversified series of the Hillman Capital Management Investment Trust ("Trust") and The Hillman Total Return Fund ("Total Return Fund") is a diversified series of the Trust. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on July 14, 2000 as a Delaware business trust. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus for the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

Repurchase Agreements. Each Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale generally will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees") has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for any repurchase obligations. Additionally, Hillman Capital Management, Inc. ("Advisor"), the Funds' investment advisor, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, a Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which will cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Funds may invest in money market instruments which may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturities generally range from 2 to 270 days and it is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc.
("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on an ongoing basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Funds will not acquire securities of any one investment company if, immediately thereafter, a Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of a Fund's total assets, or securities issued by such company and securities held by a Fund issued by other investment companies would have an aggregate value in excess of 10% of a Fund's total assets, except as otherwise permitted by SEC rules. To the extent a Fund invests in other investment companies, the shareholders of a Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of a Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Funds may not purchase restricted securities, which are securities that cannot be sold to the public without registration under the federal securities laws.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Short Sales. The Total Return Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Both Funds may short sell "against the box" (A short sale is made by selling a security a Fund does not own. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) Selling securities short against the box involves selling a security that a Fund owns or has the right to acquire, for delivery at a specified date in the future. If a Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The Advisor does not intend to utilize short sales "against the box" on a regular basis. However, under no circumstances will the Advisor commit more than 25% of a Fund's assets to short sales "against the box."

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain a Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Funds' current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Funds will write only options on futures contracts that are "covered." A Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, a Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, a Fund owns a security deliverable under the futures contract. A Fund will be considered "covered" with respect to a call option it has written on a securities index future if a Fund owns, so long as a Fund is obligated as the writer of the call, securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, a Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the particular Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for a Fund. If the option is exercised, a Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the particular Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of a Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Funds will not engage in transactions in futures contracts and related options for speculation. In addition, the Funds will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of a Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian, thereby ensuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Fund, the securities underlying such futures contracts or options will at all times be maintained by a Fund or, in the case of index futures and related options, a Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period. The risks associated with option transactions include the following: (i) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in the market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Writing Call Options. The Funds will write covered call options both to reduce the risks associated with certain of their investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that, in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a Fund. When an underlying security is sold from a Fund's securities portfolio, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If a Fund writes a put option, a Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to close out positions. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. A Fund may write covered put and call options and purchase put and call options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund's securities or securities it intends to purchase. The Funds write only "covered" options. A call option on a securities index is considered covered, for example, if, so long as a Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index or indexes upon which the options written by a Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, a Fund segregates with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The Funds' use of securities index options is subject to certain risks. A Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on securities indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in a Fund's portfolio securities. Consequently, a Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of a Fund's put options on the securities indexes. It is also possible that there may be a negative correlation between the index and a Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on securities indexes acquired by a Fund.

Forward Commitment & When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate. In such a case, a Fund could incur a short-term gain or loss.


                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

With respect to 75% of its total assets, the Total Return Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations).

In addition, as a matter of fundamental policy, neither the Aggresive Equity Fund nor the Total Return Fund may:

(1) Invest for the purpose of exercising control or management of another issuer;

(2) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Funds may invest in the readily marketable securities of companies which own or deal in such things; purchase or sell commodities or commodities contracts (although it may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options);

(3) Underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(4) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(5) Participate on a joint or joint and several basis in any trading account in securities;

(6) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations), but the Aggressive Equity Fund MAY invest more than 25% of the value of its total assets in one or more sectors as described under the non-fundamental operating restrictions below;

(7) Make loans of money or securities, except that the Funds may invest in repurchase agreements; or

(8)      Issue senior securities, borrow money, or pledge its assets.

The Funds also have adopted a number of non-fundamental operating restrictions. These restrictions may be changed by the Trustees without shareholder approval.

Under these non-fundamental operating restrictions, the Aggressive Equity Fund may not make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security a Fund does not own. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

The Aggressive Equity Fund may not invest more than 25% of the value of its total assets in any one sector EXCEPT that the Aggressive Equity Fund may invest more than 25% of the value of its total assets in one or more of the following sectors: financial sector, healthcare sector, retail sector, and technology sector.

In addition, under the Funds' non-fundamental operating restrictions, neither the Aggressive Equity Fund nor the Total Return Fund may:

(1) Invest in the securities of any issuer if any of the officers or Trustees of the Trust or its investment advisor own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer;

(2) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(3) Invest more than 10% of the value of its net assets in repurchase agreements having a maturity of longer than seven days or other not readily marketable securities; included in this category are any assets for which an active and substantial market does not exist at the time of purchase or subsequent valuation;

(4)      Invest in restricted securities; or

(5) Purchase foreign securities (except the Funds may purchase foreign securities sold as American Depository Receipts without limit).

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in a Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Funds. In addition, the Advisor is authorized to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for each of the Funds will be made independently from those for the other Fund and any other series of the Trust, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to a Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

For the fiscal year ended September 30, 2002 and the fiscal period December 29, 2000 (initial public investment of the Funds) to September 30, 2001 (fiscal year end of the Funds) ("fiscal period ended September 30, 2001"), the Aggressive Equity Fund paid brokerage commissions of $17,521 and $13,908, respectively; and the Total Return Fund paid brokerage commissions of $11,829 and $14,930, respectively.


                                 NET ASSET VALUE

The net asset value per share of each Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of each class of the Funds' Shares will not be calculated.

The net asset value per share of each Fund is calculated separately by adding the value of a Fund's securities and other assets belonging to a Fund, subtracting the liabilities charged to a Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of a Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Assets belonging to a Fund are charged with the direct liabilities of a Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Funds' distributor, Capital Investment Group, Inc. ("Distributor"), or the Funds directly. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value.

Plans Under Rule 12b-1. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 Under the 1940 Act ("Plans") for each of the Funds (see "Management of the Funds - The Distributor - Distribution Plans" in the Funds' Prospectus). Under the Plans, the Funds annually may expend a percentage of the average net asset value of the Funds' shares to finance any activity which is primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plans are 0.25% of the average net assets of each Fund's shares. Such expenditures paid as service fees to any person who sells shares of a Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plans to the Funds include improved shareholder servicing, savings to a Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by a Fund will be borne by such persons without any reimbursement from a Fund. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

From time to time,  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plans and the Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Funds and that there is a reasonable likelihood of its providing a benefit to the Funds, and the Trustees have made such a determination for the current year of operations under the Plans. The Plans, the Distribution Agreement, and any Dealer Agreement with any broker/dealers may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or, with respect to a particular Fund, by a majority vote of that Fund's outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plans, with respect to a particular Fund must likewise be approved by a majority vote of the outstanding shares of that Fund, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Trustees for their review.

Payments under the Funds' 12b-1 Plans for the fiscal year ended September 30, 2002 and the fiscal period ended September 30, 2001 totaled $9,069 and $3,863 (after waivers of $501 of these fees by the Distributor), respectively, for the Aggressive Equity Fund; and $16,786 and $7,782 (after waivers of $51 of these fees by the Distributor), respectively, for the Total Return Fund. These payments were spent primarily on compensation to broker-dealers for the sale of the Funds' shares.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Funds - Redeeming Your Shares," each Fund may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust, which is an unincorporated business trust organized under Delaware law on July 14, 2000, is an open-end investment management company. The Trust Instrument of the Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust Instrument currently provides for the shares of two series, The Hillman Aggressive Equity Fund and The Hillman Total Return Fund, both managed by Hillman Capital Management, Inc. of Annapolis, Maryland. Each Fund currently has only one class of shares. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of each Fund will be fully paid and non-assessable.

The Trust Instrument provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. These discussions are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of a Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of a Fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including each Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 30% for 2003) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the particular Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with a Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Funds. The Trustees set broad policies for the Funds and choose the Funds' officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees"), the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), and each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

--------------------------- ----------- -------- -------------------------------------- ------------ -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                            Position(s) Length                                           Complex
        Name, Age,          held with   of Time        Principal Occupation(s)          Overseen by       Other Directorships
        and Address         Fund/Trust  Served           During Past 5 Years             Trustee           Held by Trustee
--------------------------- ----------- -------- -------------------------------------- ------------ -------------------------------
                                                       Independent Trustees
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
Jack E. Brinson, 69         Trustee     Since     Retired;  Previously,   President,          2      Independent Trustee   - Gardner
                                        12/2000   Brinson   Investment  Co.  (personal               Lewis Investment Trust  for the
                                                  investments) and  President, Brinson               three series of that trust; The
                                                  Chevrolet,  Inc.  (auto dealership)                Nottingham Investment  Trust II
                                                                                                     for  the  eight series  of that
                                                                                                     trust;      New      Providence
                                                                                                     Investment Trust  for  the one
                                                                                                     series  of  that  trust; and de
                                                                                                     Leon Funds  Trust  for  the one
                                                                                                     series   of  that  trust   (all
                                                                                                     registered investment
                                                                                                     companies)
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
Theo H. Pitt, Jr., 66       Trustee     Since     Senior Partner,  Community  Financial       2      Independent Trustee  - Gardner
                            and         12/2000   Institutions    Consulting,     Rocky              Lewis  Investment   Trust  for
                            Chairman              Mount,  North  Carolina.                           the three series of that trust
                                                                                                     (registered investment company)

--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
                                                        Interested Trustee
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
Mark A. Hillman, 40         Trustee     Since     President,      Hillman      Capital        2                    None
613 Third Street            and         12/2000   Management,     Inc.     (investment
Eastport Maritime Building  President             advisor to the  Funds);  previously,
Annapolis, MD  21403        (Principal            Chief  Investment  Officer,  Menocal
                            Executive             Capital Management, Inc.
                            Officer)
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                             Other Officers
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
Fletcher D. Perkins, 25     Treasurer   Since     Analyst,       Hillman       Capital       n/a                   n/a
613 Third Street            (Principal  12/2002   Management,    Inc.,   since   2002;
Eastport Maritime Building  Financial             Account Manager,  Netivity Solutions
Annapolis, MD  21403        Officer)              (computer   network   service)  from
                                                  01/2001  to   10/2001;   previously,
                                                  student, Saint Mary's College
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
C. Frank Watson III, 32      Secretary  Since     President   and   Chief    Operating       n/a                   n/a
                                        12/2000   Officer     (since    1999),     The
                                                  Nottingham                   Company
                                                  (administrator    to   the   Funds);
                                                  previously,      Chief     Operating
                                                  Officer,  The Nottingham Company
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
                                       14

--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------
Julian G. Winters, 34        Assistant  Assistant Vice            President-Compliance       n/a                   n/a
                             Secretary  Secretary Administration,    The    Nottingham
                             and        since     Company,   since  1998;  previously,
                             Assistant  12/2000;  Fund   Accountant,   The  Nottingham
                             Treasurer  Assistant Company
                                        Treasurer
                                        since
                                        12/2002
--------------------------- ----------- --------- ------------------------------------- ------------ -------------------------------

Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Funds' last fiscal year.

         Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary and did not meet during the Funds' last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Equity Ownership Information. The table below shows the amount of the Funds' equity securities beneficially owned by the Trustees and the aggregate value of all of the Trustee's investments in equity securities of the Trust complex as of December 31, 2002. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and
E = over $100,000.

----------------------------- ----------------------- ------------ ---------------------------
                                                                   Aggregate Dollar Range of
                                                        Dollar      Equity Securities in All
                                                       Range of     Funds Overseen or to be
                                                        Equity       Overseen by Trustee in
                                                      Securities      Family of Investment
      Name of Trustee                 Funds           in the Fund          Companies*
----------------------------- ----------------------- ------------ ---------------------------
                                    INDEPENDENT TRUSTEES
----------------------------- ----------------------- ------------ ---------------------------
Jack E. Brinson               Aggressive Equity Fund       A
----------------------------- ----------------------- ------------ ---------------------------
                              Total Return Fund            A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               A
----------------------------- ----------------------- ------------ ---------------------------
Theo H. Pitt, Jr.             Aggressive Equity Fund       A
----------------------------- ----------------------- ------------ ---------------------------
                              Total Return Fund            A
----------------------------- ----------------------- ------------ ---------------------------
                                                                               A
----------------------------- ----------------------- ------------ ---------------------------
                                     INTERESTED TRUSTEE
----------------------------- ----------------------- ------------ ---------------------------
Mark A. Hillman               Aggressive Equity Fund       B
----------------------------- ----------------------- ------------ ---------------------------
                              Total Return Fund            B
----------------------------- ----------------------- ------------ ---------------------------
                                                                               C
----------------------------- ----------------------- ------------ ---------------------------

       *Includes the two funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2002, the Independent Trustees and/or their immediate family members own no securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Adviser or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the investment advisory agreement for the Funds ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Funds and the basic future strategy of the Advisor with regard to the Funds. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Funds. In evaluating whether to renew and continue the Advisory Agreement for the Funds, the Trustees reviewed the information and materials provided by the Advisor. The Trustees also reviewed other materials and comparative reports provided by the Funds' other service providers, including the Funds' legal counsel.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) the investment performance of the Funds; (iii) overall expenses of the Funds including certain fee waivers byt the Advisor and other service providers on behalf of the Funds; (iv) the financial condition of the Advisor and level of commitment by principals of the Advisor and (v) the Advisor's investment strategies for the Funds.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Funds: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Funds' expense ratio as compared to similar funds were reasonable and fair; (iii) that the Trustees were satisfied with the Advisor's services, personnel and investment strategies; and (iv) that it was in the best interests of the Trust and the Funds to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, approved the renewal and continuation of the Advisory Agreement for the Funds for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $250 per series of the Trust per meeting attended in person and $100 per series of the Trust per meeting attended by telephone. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                              Compensation Table*

                                                   Pension
                                Aggregate         Retirement
                               Compensation      Benefits Accrued        Estimated          Total Compensation
                               from each of       As Part of Fund        Annual Benefits     from the Trust
Name of Trustee                the  Funds **         Expenses            Upon Retirement     Paid to Trustees**
---------------                --------------    ----------------        --------------      ----------------
Jack E. Brinson                  $2,000                None                   None                $4,000

Theo H. Pitt, Jr.                $2,000                None                   None                $4,000

 * Figures are for the fiscal year ended September 30, 2002.
** Each of the Trustees serves as a Trustee to the two Funds of the Trust.

Principal Holders of Voting Securities. As of January 16, 2003, the Trustees and officers of the Trust, as a group owned beneficially (i.e., had voting and/or investment power) less that 1% of the then outstanding shares of the Aggressive Equity Fund and the Total Return Fund, respectively. On that same date, the following shareholder(s) owned of record more than 5% of the outstanding shares of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of January 16, 2003.

                             AGGRESSIVE EQUITY FUND


Name and Address of               Amount and Nature of
Beneficial Owner                  Beneficial Ownership                Percent
----------------                  --------------------                -------


NFSC IRA Rollover Account           43,936.914 Shares                 9.070 %
FBO Michael K. Burke
7 Williamsburg Lane
Rolling Hills, CA  90274


NFSC Account                        41,318.376 Shares                 8.530 %
FBO Scott Masters Stein
167 Avenue B Apt. 3R
New York, NY  10009-4662

NFSC Account                        28,276.380 Shares                 5.837 %
FBO Robert J. Tan and
Nora C. Tan
143 Seneca Shore Road
Perryville, MD  21903

NFSC IRA Rollover Account           25,438.840 Shares                 5.251 %
FBO Victoria L. Tillman
14106 Manor Road
Phoenix, MD 21131


                                TOTAL RETURN FUND



Name and Address of               Amount and Nature of
Beneficial Owner                  Beneficial Ownership                Percent
----------------                  --------------------                -------

NFSC Account                        79,430.129 Shares                 9.430 %
FBO Dorothy F. Long, Trustee
Long Survivors Trust
U/A 12/31/98
6290 Red Fox Estates Court
Springfield, VA  22152

NFSC Account                        71,395.663 Shares                 8.476 %
FBO Dorothy F. Long, Trustee
Long Family Trust
U/A 12/31/98
6290 Red Fox Estates Court
Springfield, VA  22152

NFSC Account                        65,007.786 Shares                 7.718 %
FBO Sheldon J. Hillman and
Willa A. Hillman
901 Mallard Circle
Arnold, MD  21012

Name and Address of               Amount and Nature of
Beneficial Owner                  Beneficial Ownership                Percent
----------------                  --------------------                -------

NFSC Account                        50,104.429 Shares                 5.948 %
FBO Thomas Sperli
Thomas Sperli, Trustee
U/A 11/16/2000
23 Fairway Is
Grasonville, MD  21638



Investment Advisor. Information about Hillman Capital Management, Inc., 613 Third Street, Eastport Maritime Building, Annapolis, Maryland 21403, and its duties and compensation as Advisor is contained in the Prospectus. The Advisor is controlled by Mark A. Hillman, a Trustee and officer of the Trust who owns approximately 75% of the Advisor's outstanding voting securities. The Advisor supervises the Funds' investments pursuant to the Advisory Agreement. The Advisory Agreement was effective for an initial two-year period and is currently renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of a Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees of the Trust by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60-days' notice by the Funds (as approved by the Trustees or by vote of a majority of a Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of each Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio manager for the Aggressive Equity Fund and the Total Return Fund is Mark A. Hillman, President of the Advisor.

Under the Advisory Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Monthly compensation of the Advisor with regards to the Aggressive Equity Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00%. For the fiscal year ended September 30, 2002 and the fiscal period ended September 30, 2001, the Advisor received $18,367 (after waivers of $17,909) and $14,119 (after waivers of $3,339), respectively, for its services to the Fund.

Monthly compensation of the Advisor with regards to the Total Return Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00%. For the fiscal year ended September 30, 2002 and the fiscal period ended September 30, 2001, the Advisor received $50,572 (after waivers of $16,573) and $24,994 (after waivers of $6,340), respectively, for its services to the Fund.

The Trust and the Advisor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Advisor's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Advisor. In that regard, portfolio managers and other investment personnel of the Advisor must report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics. Portfolio managers and other investment personnel who comply with the Code of Ethics' procedures may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Funds: (1) procures on behalf of, and coordinates with the custodian and monitors the services it provides to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities, and personnel competent to perform administrative and clerical functions for the Funds; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (6) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) assist in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.

Compensation of the Administrator, based upon the average daily net assets of the Aggressive Equity Fund and the Total Return Fund for fund administration, is at the annual rate of 0.125% on the first $50 million of each of the Funds' net assets; 0.10% on the next $50 million; and 0.075% on all assets over $100 million with a minimum fund administration fee of $2,000 per month per fund. The Administrator also will receive a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for each of the Funds, with an additional $750 per month for each additional class of shares of the Funds, and an annual asset based fee of one basis point for each of the Funds. The Administrator voluntarily waived its fund administration fees and fund accounting fees for each of the Funds' fiscal year ended September 30, 2002 and for the fiscal period ended September 30, 2001. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum annual fee of $4,800.00 ($400 per month) plus transaction fees. The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated based upon a $15.00 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund, plus an additional $500 per month for each additional class of shares. The Transfer Agent voluntarily waived this fee for each of the Funds' for the fiscal year ended September 30, 2002 and the fiscal period ended September 30, 2001. Because the Transfer Agent owns in excess of 5% of the Advisor, the Transfer Agent is considered an affilate of the Advisor.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed, at its own expense, to qualify as a broker-dealer under all applicable federal or state laws in those states which either Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for that Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund's request and maintains records in connection with its duties as custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator an annual fee based on the average net assets of a Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Funds.

Independent Auditors. Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, serves as independent auditors for the Funds, audits the annual financial statements of the Funds, prepares the Funds' federal, state and excise tax returns, and consults with the Funds on matters of accounting and federal and state income taxation.

Independent auditors will audit the financial statements of each Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Funds.

Code of Ethics. The Trust and the Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their accounts as often as they wish. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking accounts. With shareholder authorization and bank approval, the relevant Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing a Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity to electronically deposit the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Funds - Redeeming Your Shares - Signature

Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Funds upon 60 days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-773-3863, or by writing to:

                        Hillman Capital Management Funds
                          c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the particular Fund. The acceptance of such securities is at the sole discretion of the Advisor, based upon the suitability of the securities accepted for inclusion as a long term investment of a Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Funds - Purchase and Redemption Price" in the Prospectus.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving securities would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of a Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) a Fund's name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of each Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. Each Fund computes the "average annual total return" of each class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

         P(1+T)n = ERV

Where:   T =     average annual total return.
         ERV =   ending  redeemable  value at  the end of the period covered by the  computation of a hypothetical  $1,000 payment made at the beginning of the period.
         P =     hypothetical initial payment of $1,000.
         n =     period covered by the computation, expressed in terms of years.

Each Fund may also compute the cumulative total return of each class of the Fund, which is calculated in a similar manner, except that the return is aggregated, rather than annualized. The Funds may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculation of average annual total return and cumulative total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Funds' performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes on distributions of the Aggressive Equity Fund for the one-year period ended September 30, 2002 and the period since December 29, 2000, date of initial public investment in the Funds ("Inception"), through September 30, 2002 were (12.67)% and (21.44)%, respectively. The cumulative total return before taxes on distributions of the Aggressive Equity Fund since Inception through September 30, 2002 was (34.50)%. The average annual total returns after taxes on distributions of the Aggressive Equity Fund for the one-year period ended September 30, 2002 and the period since Inception through September 30, 2002 were (12.67)% and (21.44)%, respectively. The cumulative total return after taxes on distributions of the Aggressive Equity Fund since Inception through September 30, 2002 was (34.50)%. The average annual total returns after taxes on distributions and sale of shares of the Aggressive Equity Fund for the one-year period ended September 30, 2002 and the period since Inception through September 30, 2002 were (7.71)% and (16.82)%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Aggressive Equity Fund since Inception through September 30, 2002 was (27.60)%.

The average annual total returns before taxes on distributions of the Total Return Fund for the one-year period ended September 30, 2002 and the period since Inception through September 30, 2002 were (1.56)% and (8.16)%, respectively. The cumulative total return before taxes on distributions of the Total Return Fund since Inception through September 30, 2002 was (13.86)%. The average annual total returns after taxes on distributions of the Total Return Fund for the one-year period ended September 30, 2002 and the period since Inception through September 30, 2002 were (2.02)% and (8.41)%, respectively. The cumulative total return after taxes on distributions of the Total Return Fund since Inception through September 30, 2002 was (14.27)%. The average annual total returns after taxes on distributions and sale of shares of the Total Return Fund for the one-year period ended September 30, 2002 and the period since Inception through September 30, 2002 were (0.93)% and (6.59)%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Total Return Fund since Inception through September 30, 2002 was (11.27)%.

Each Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, each Fund may compare its performance to the S&P 500 Total Return Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Each Fund may also occasionally cite statistics to reflect its volatility and risk. Each Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

Each Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, each Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 Nasdaq-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of each Fund's performance before investing. Of course, when comparing a Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds, such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for each Fund may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in a Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time each Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. Each Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). Each Fund may also depict the historical performance of the securities in which a Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. Each Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements of each of the Funds for the fiscal year ended September 30, 2002, including the financial highlights appearing in the Annual Reports to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The Funds may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") or, if unrated, are in the Advisor's opinion comparable in quality to Investment-Grade Debt Securities. In addition, and subject to the limitations described in the Prospectus, the Funds may acquire bonds that have a credit rating lower than Investment-Grade Debt Securities. These securities are sometimes referred to as "junk bonds." The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of the securities in which the Funds may invest should be reviewed quarterly and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper-medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Debt which is rated Baa is considered a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

         MIG-1; VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

         BBB - Bonds  rated BBB have  below-average  protection  factors but are
         still   considered   sufficient  for  prudent   investment.   There  is
         considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff 1 is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1- within the highest rating category. Duff 1+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff l- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

         A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

         F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-l+.

         F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________


           a series of the Hillman Capital Management Investment Trust





                                  Annual Report

                      FOR THE YEAR ENDED SEPTEMBER 30, 2002





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

[LOGO]:
                                    HILLMAN
                               Capital Management
                              Investment Advisers
________________________________________________________________________________

   613 THIRD STREET * ANNAPOLIS, MARYLAND 21403 * 410-269-7783 * 800-226-0206
      FAX: 410-269-7785 * mark@hillmancapital.com * www.hillmancapital.com



Mark A. Hillman
President


                            Monday, November 18, 2002

Dear Shareholder of The Hillman Aggressive Equity Fund:

     Enclosed please find the annual report for The Hillman Aggressive Equity Fund (the "Fund") for the fiscal year ended September 30, 2002. The markets suffered from a crisis of investor confidence never before witnessed by young investors during this fiscal year. Shocked by acts of terrorism, anthrax scares, insider trading scandals and corporate corruption, investors pushed down the equity markets, with the S&P 500 Index declining 21.68%1. As with any period of market volatility, investment opportunities abound and we have positioned our portfolio to take advantage of buying opportunities.

     The Fund performed well in this difficult environment, declining 12.67%^2 from September 30, 2001 to September 30, 2002 versus a loss of 21.68% for the S&P 500 Index over the same period^1. We believe that our bedrock of value investing will continue to enable our clients to participate in market advances without unreasonable exposure to excessive risk. Of course, volatility should be expected from a fully invested non-diversified portfolio.

     Adherence to our discipline in bear markets is essential. The short-term swings of the market are unpredictable, but large-cap U.S. stocks have not had negative returns over any ten-year period since 1930-1939^3. During volatile markets it is tempting to listen to pundits who claim that they can predict short-term market direction. It is important to remember that if these people could make accurate predictions, they would be retired and enormously wealthy, instead of making predictions on television and in print media.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            Sincerely yours,

                                            /s/ Mark A. Hillman


^1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240.
^2 See the attached  Performance  Update and  financial statements  for detailed information regarding the Fund's historical performance.
^3 Source: Ibbotson, Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills and
   Inflation (SBBI), 1989, updated in SSBI 1999 Yearbook, TM Ibbotson Associates, Chicago, p. 46. All rights reserved.

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                          The Hillman Aggressive            S&P 500 Total
                              Equity Fund                   Return Index
--------------------------------------------------------------------------------

12/29/00                        $10,000                      $10,000
 3/31/01                          8,390                        8,814
 6/30/01                          9,570                        9,330
 9/30/01                          7,500                        7,961
12/31/01                          8,950                        8,811
 3/31/02                          9,450                        8,836
 6/30/02                          8,610                        7,652
 9/30/02                          6,550                        6,330


This graph depicts the performance of The Hillman Aggressive Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                        Average Annual Total Returns

                --------------- ----------------------------
                                   Since Date of Initial
                    One Year    Public Investment (12/29/00)
                --------------- ----------------------------
                    (12.67)%             (21.44)%
                --------------- ----------------------------


>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2002, the value of the Fund would have decreased to $6,550
     - a cumulative total investment return of (34.50)% since December 29, 2000.

>> At September 30, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $6,330 - a cumulative total investment return of (36.70)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.47%

      Aerospace & Defense - 9.27%
           Goodrich Corporation ......................................................                  7,400             $  139,712
           The Boeing Company ........................................................                  4,000                136,520
                                                                                                                          ----------
                                                                                                                             276,232
                                                                                                                          ----------
      Auto & Trucks - 9.30%
           Ford Motor Company ........................................................                 13,200                129,360
           General Motors Corporation ................................................                  3,800                147,820
                                                                                                                          ----------
                                                                                                                             277,180
                                                                                                                          ----------
      Commercial Services - 4.34%
        (a)Cendant Corporation .......................................................                 12,000                129,120
                                                                                                                          ----------

      Computer Hardware - 3.83%
        (a)Sun Microsystems, Inc. ....................................................                 44,000                113,960
                                                                                                                          ----------

      Electrical Equipment - 4.79%
           American Electric Power Company, Inc. .....................................                  5,000                142,550
                                                                                                                          ----------

      Entertainment - 5.46%
        (a)AOL Time Warner Inc. ......................................................                 13,900                162,630
                                                                                                                          ----------

      Financial - Banks, Commercial - 5.46%
           FleetBoston Financial Corporation .........................................                  8,000                162,640
                                                                                                                          ----------

      Financial Services - 14.34%
           Citigroup Inc. ............................................................                  5,000                148,250
           J.P. Morgan Chase & Company ...............................................                  7,000                132,930
           Morgan Stanley ............................................................                  4,300                145,684
                                                                                                                          ----------
                                                                                                                             426,864
                                                                                                                          ----------
      Insurance - Life & Health - 4.81%
           Aetna Inc. ................................................................                  4,000                143,240
                                                                                                                          ----------

      Lodging - Hotels - 5.24%
        (a)Host Marriott Corporation .................................................                 16,800                155,904
                                                                                                                          ----------

      Real Estate Investment Trust - 5.09%
           Apartment Investment & Management Company .................................                  3,900                151,515
                                                                                                                          ----------

      Retail - Department Stores - 4.36%
           The May Department Stores Company .........................................                  5,700                129,789
                                                                                                                          ----------

      Retail - General Merchandise - 3.93%
           Sears, Roebuck and Company ................................................                  3,000                117,000
                                                                                                                          ----------


                                                                                                                         (Continued)


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Jewelry - 10.14%
        (a)Finlay Enterprises, Inc. ..................................................                 20,000             $  301,800
                                                                                                                          ----------

      Telecommunications - 9.11%
        (a)Corning Incorporated ......................................................                 70,000                112,000
           Verizon Communications Inc. ...............................................                  5,800                159,152
                                                                                                                          ----------
                                                                                                                             271,152
                                                                                                                          ----------

           Total Common Stocks (Cost $4,036,487) ............................................................              2,961,576
                                                                                                                          ----------


INVESTMENT COMPANY - 1.01%

      Evergreen Select Money Market Fund Class I #495 ................................                 30,087                 30,087
           (Cost $30,087)                                                                                                 ----------



Total Value of Investments (Cost $4,066,574 (b)) .....................................                 100.48 %          $2,991,663
Liabilities in Excess of Other Assets ................................................                  (0.48)%             (14,322)
                                                                                                       ------            ----------
      Net Assets .....................................................................                 100.00 %          $2,977,341
                                                                                                       ======            ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................           $   193,953
           Unrealized depreciation ..........................................................................            (1,268,864)
                                                                                                                        -----------

                      Net unrealized depreciation ...........................................................           $(1,074,911)
                                                                                                                        ===========











See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002


ASSETS
      Investments, at value (cost $4,066,574) .........................................................                 $ 2,991,663
      Income receivable ...............................................................................                       5,012
                                                                                                                        -----------

           Total assets ...............................................................................                   2,996,675
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      19,334
                                                                                                                        -----------

NET ASSETS
      (applicable to 454,876 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 2,977,341
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($2,977,341 / 454,876 shares) ...................................................................                 $      6.55
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 4,142,291
      Accumulated net realized loss on investments ....................................................                     (90,039)
      Net unrealized depreciation on investments ......................................................                  (1,074,911)
                                                                                                                        -----------
                                                                                                                        $ 2,977,341
                                                                                                                        ===========























See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2002


NET INVESTMENT LOSS

      Income
           Dividends ........................................................................................             $  60,148
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                36,276
           Fund administration fees (note 2) ................................................................                 4,535
           Distribution and service fees (note 3) ...........................................................                 9,069
           Custody fees .....................................................................................                 5,000
           Registration and filing administration fees (note 2) .............................................                 1,193
           Fund accounting fees (note 2) ....................................................................                27,362
           Audit fees .......................................................................................                14,001
           Legal fees .......................................................................................                10,959
           Securities pricing fees ..........................................................................                 1,891
           Other accounting fees (note 2) ...................................................................                19,465
           Shareholder servicing expenses ...................................................................                 2,488
           Registration and filing expenses .................................................................                 9,021
           Printing expenses ................................................................................                   347
           Trustee fees and meeting expenses ................................................................                 3,205
           Other operating expenses .........................................................................                 2,647
                                                                                                                          ---------

               Total expenses ...............................................................................               147,459
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) ................................................               (17,909)
                    Fund administration fees waived (note 2) ................................................                (4,535)
                    Fund accounting fees waived (note 2) ....................................................               (27,362)
                    Other accounting fees waived (note 2) ...................................................               (19,465)
                    Registration and filing administration fees waived (note 2) .............................                (1,193)
                                                                                                                          ---------

               Net expenses .................................................................................                76,995
                                                                                                                          ---------

                    Net investment loss .....................................................................               (16,847)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   80,363
      Increase in unrealized depreciation on investments .................................................                 (617,720)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (537,357)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(554,204)
                                                                                                                          =========





See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Period ended
                                                                                                    September 30,      September 30,
                                                                                                        2002              2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................................        $  (16,847)         $  (44,246)
         Net realized gain (loss) from investment transactions ..............................            80,363            (153,555)
         Increase in unrealized depreciation on investments .................................          (617,720)           (457,191)
                                                                                                     ----------          ----------

              Net decrease in net assets resulting from operations ..........................          (554,204)           (654,992)
                                                                                                     ----------          ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ...............           667,637           3,518,900
                                                                                                     ----------          ----------

                     Total increase in net assets ...........................................           113,433           2,863,908

NET ASSETS

     Beginning of period ....................................................................         2,863,908                   0
                                                                                                     ----------          ----------

     End of period ..........................................................................        $2,977,341          $2,863,908
                                                                                                     ==========          ==========


(a) For the period from December 29, 2000 (date of initial public investments) to September 30, 2001.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                        Year ended                            Period ended
                                                                    September 30, 2002                   September 30, 2001 (a)

                                                               Shares               Value              Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ...........................................          93,205          $  841,466             390,013          $3,593,879

Shares redeemed .......................................         (19,904)           (173,829)             (8,438)            (74,979)
                                                             ----------          ----------          ----------          ----------

     Net increase .....................................          73,301          $  667,637             381,575          $3,518,900
                                                             ==========          ==========          ==========          ==========













See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year ended           Period ended
                                                                                              September 30,         September 30,
                                                                                                  2002                2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................................               $     7.51            $    10.00

      Loss from investment operations
           Net investment loss .................................................                    (0.04)                (0.12)
           Net realized and unrealized loss on investments .....................                    (0.92)                (2.37)
                                                                                               ----------            ----------

               Total from investment operations ................................                    (0.96)                (2.49)
                                                                                               ----------            ----------

Net asset value, end of period .................................................               $     6.55            $     7.51
                                                                                               ==========            ==========

Total return ...................................................................                   (12.67)%              (25.00)%(b)
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period ................................................               $2,977,341            $2,863,908
                                                                                               ==========            ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     4.06 %                6.32 %(c)
           After expense reimbursements and waived fees ........................                     2.12 %                3.90 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (2.41)%               (4.96)%(c)
           After expense reimbursements and waived fees ........................                    (0.46)%               (2.53)%(c)

      Portfolio turnover rate ..................................................                    67.29 %               52.56 %

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) Not annualized.

(c) Annualized.













See accompanying notes to financial statements


                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Aggressive Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has a capital loss carryforward for federal income tax purposes of $62,365, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $17,909 ($0.04 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waiver will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $52,555 ($0.12 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,041,479 and $2,371,852, respectively, for the year ended September 30, 2002.

                       THE HILLMAN AGGRESSIVE EQUITY FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                               September 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,000 during the fiscal year ended September 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                            Position(s) Length                                           Complex
        Name, Age,          held with   of Time        Principal Occupation(s)          Overseen by        Other Directorships
        and Address         Fund/Trust  Served           During Past 5 Years             Trustee            Held by Trustee
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                       Independent Trustees

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Jack E. Brinson, 69         Trustee     Since    Retired;  Previously,   President  of       2       Independent Trustee   - Gardner
                                        12/2000  Brinson   Investment  Co.   (personal               Lewis Investment Trust  for the
                                                 investments) and  President     of                  three series of that trust; The
                                                 Brinson Chevrolet,  Inc.                            Nottingham Investment  Trust II
                                                 (auto dealership)                                   for  the  eight series  of that
                                                                                                     trust;      New      Providence
                                                                                                     Investment Trust  for  the one
                                                                                                     series  of  that  trust; and de
                                                                                                     Leon Funds  Trust  for  the one
                                                                                                     series   of  that  trust   (all
                                                                                                     registered          investment
                                                                                                     companies)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Theo H. Pitt, Jr., 66       Trustee     Since    Senior Partner,  Community  Financial       2       Independent Trustee  - Gardner
                            and         12/2000  Institutions    Consulting,     Rocky               Lewis  Investment   Trust  for
                            Chairman             Mount,  North  Carolina,  since 1997;               the three series of that trust
                                                 previously,  Chairman & CEO, Standard               (registered investment company)
                                                 Insurance   &   Realty   Corporation,
                                                 Rocky Mount, North Carolina,
                                                 1992-1997
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                        Interested Trustee

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Mark A. Hillman, 40         Trustee     Since    President    of    Hillman    Capital       2                    None
613 Third Street            and         12/2000  Management,    Inc.,    since    1998
Eastport Maritime Building  President            (Advisor to the  Funds);  previously,
Annapolis, MD  21403                             Chief  Investment  Officer of Menocal
                                                 Capital Management,  Inc. (investment
                                                 advisor)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                           Other Officers

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
C. Frank Watson III, 32     Secretary   Since    President    and   Chief    Operating      n/a                    n/a
                                        12/2000  Officer    (since    1999)   of   The
                                                 Nottingham                    Company
                                                 (Administrator    to   the    Funds);
                                                 previously,  Chief Operating  Officer
                                                 of The Nottingham Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Julian G. Winters, 33       Treasurer   Since    Vice             President-Compliance      n/a                    n/a
                                        12/2000  Administration (since 1998) of The
                                                 Nottingham    Company;    previously,
                                                 Fund   Accountant,   The   Nottingham
                                                 Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of  Trustees of Hillman  Capital  Management  Investment  Trust and
  Shareholders of The Hillman Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Aggressive Equity Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

October 28, 2002



__________
Deloitte
Touche
Tohmatsu
__________

                   (This page was intentionally left blank)

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________


           a series of the Hillman Capital Management Investment Trust





                                  Annual Report

                      FOR THE YEAR ENDED SEPTEMBER 30, 2002





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

[LOGO]:
                                    HILLMAN
                               Capital Management
                              Investment Advisers
________________________________________________________________________________

   613 THIRD STREET * ANNAPOLIS, MARYLAND 21403 * 410-269-7783 * 800-226-0206
      FAX: 410-269-7785 * mark@hillmancapital.com * www.hillmancapital.com



Mark A. Hillman
President


                            Monday, November 18, 2002

Dear Shareholder of The Hillman Total Return Fund:

     Enclosed please find the annual report for The Hillman Total Return Fund (the "Fund") for the fiscal year ended September 30, 2002. The markets suffered from a crisis of investor confidence never before witnessed by young investors during this fiscal year. Shocked by acts of terrorism, anthrax scares, insider trading scandals and corporate corruption, investors pushed down the equity markets, with the S&P 500 Index declining 21.68%^1. As with any period of market volatility, investment opportunities abound and we have positioned our portfolio to take advantage of buying opportunities.

     The Fund performed well in this difficult environment, declining 1.56%^2 from September 30, 2001 to September 30, 2002 versus a loss of 21.68% for the S&P 500 Index over the same period^1. We believe that our bedrock of value investing will continue to enable our clients to participate in market advances without unreasonable exposure to excessive risk. The ability to opportunistically utilize various asset classes can be a valuable tool as well.

     Adherence to our discipline in bear markets is essential. The short-term swings of the market are unpredictable, but large-cap U.S. stocks have not had negative returns over any ten-year period since 1930-1939^3. During volatile markets it is tempting to listen to pundits who claim that they can predict short-term market direction. It is important to remember that if these people could make accurate predictions, they would be retired and enormously wealthy, instead of making predictions on television and in print media.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            Sincerely yours,

                                            /s/ Mark A. Hillman



^1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240.
^2 See the attached Performance  Update and  financial  statements  for detailed information regarding the Fund's historical performance.
^3 Source: Ibbotson, Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills and
   Inflation (SBBI), 1989, updated in SSBI 1999 Yearbook, TM Ibbotson Associates, Chicago, p. 46. All rights reserved.

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                          THE HILLMAN TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                            The Hillman Total            S&P 500 Total
                               Return Fund               Return Index
--------------------------------------------------------------------------------
12/29/00                        $10,000                    $10,000
 3/31/01                          9,250                      8,814
 6/30/01                          9,930                      9,330
 9/30/01                          8,750                      7,961
12/31/01                          9,902                      8,811
 3/31/02                         10,475                      8,836
 6/30/02                         10,063                      7,652
 9/30/02                          8,614                      6,330


This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                         Average Annual Total Returns

                --------------- ----------------------------
                                   Since Date of Initial
                    One Year    Public Investment (12/29/00)
                --------------- ----------------------------
                     (1.56)%              (8.16)%
                --------------- ----------------------------


>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2002, the value of the Fund would have decreased to $8,614
     - a cumulative total investment return of (13.86)% since December 29, 2000.

>> At September 30, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $6,330 - a cumulative total investment return of (36.70)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 71.71%

      Aerospace & Defense - 3.18%
           Goodrich Corporation ....................................................                   5,000              $   94,400
           The Boeing Company ......................................................                   3,100                 105,803
                                                                                                                          ----------
                                                                                                                             200,203
                                                                                                                          ----------
      Auto & Trucks - 2.75%
           General Motors Corporation ..............................................                   2,000                  77,800
           Ford Motor Company ......................................................                   9,700                  95,060
                                                                                                                          ----------
                                                                                                                             172,860
                                                                                                                          ----------
      Chemicals - 2.01%
           E.I. Du Pont de Nemours & Company .......................................                   3,500                 126,245
                                                                                                                          ----------

      Commercial Services - 1.34%
        (a)Cendant Corporation .....................................................                   7,800                  83,928
                                                                                                                          ----------

      Computer Hardware - 0.67%
        (a)Sun Microsystems, Inc. ..................................................                  16,200                  41,958
                                                                                                                          ----------

      Computers - 0.94%
        (a)EMC Corporation .........................................................                  13,000                  59,410
                                                                                                                          ----------

      Electric Companies - 2.52%
           The Southern Company ....................................................                   5,500                 158,290
                                                                                                                          ----------

      Electrical Equipment - 3.55%
        (a)American Power Conversion Corporation ...................................                   9,700                  92,732
           General Electric Company ................................................                   5,300                 130,645
                                                                                                                          ----------
                                                                                                                             223,377
                                                                                                                          ----------
      Entertainment - 1.49%
        (a)AOL Time Warner Inc. ....................................................                   8,000                  93,600
                                                                                                                          ----------

      Financial - Banks, Commercial - 1.29%
           FleetBoston Financial Corporation .......................................                   4,000                  81,320
                                                                                                                          ----------

      Financial Services - 5.50%
           Allied Capital Corporation ..............................................                  11,300                 247,357
           Morgan Stanley Dean Witter & Co. ........................................                   2,900                  98,252
                                                                                                                          ----------
                                                                                                                             345,609
                                                                                                                          ----------
      Food - Wholesale - 0.02%
           The J.M. Smucker Company ................................................                      32                   1,175
                                                                                                                          ----------

      Hardware & Tools - 2.00%
           The Black & Decker Corporation ..........................................                   3,000                 125,790
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Household Products - Non-Durables - 2.27%
           The Procter & Gamble Company ..............................................                  1,600             $  143,008
                                                                                                                          ----------

      Insurance - Life & Health - 2.28%
           Aetna Inc. ................................................................                  4,000                143,240
                                                                                                                          ----------

      Lodging - Hotels - 1.90%
        (a)Host Marriott Corporation .................................................                 12,900                119,712
                                                                                                                          ----------

      Manufacturing - Diversified - 2.10%
           3M Co. ....................................................................                  1,200                131,964
                                                                                                                          ----------

      Photography / Imaging - 2.12%
           Eastman Kodak Company .....................................................                  4,900                133,476
                                                                                                                          ----------

      Real Estate Investment Trust - 9.13%
           Apartment Investment & Management Company .................................                  2,800                108,780
           Correctional Properties Trust .............................................                  9,400                216,200
           Equity Office Properties Trust ............................................                  5,000                129,100
           Equity Residential ........................................................                  5,000                119,700
                                                                                                                          ----------
                                                                                                                             573,780
                                                                                                                          ----------
      Restaurants & Food Service - 5.20%
        (a)Outback Steakhouse, Inc. ..................................................                  4,300                118,164
        (a)Starbucks Corporation .....................................................                  5,300                109,339
           Wendy's International, Inc. ...............................................                  3,000                 99,330
                                                                                                                          ----------
                                                                                                                             326,833
                                                                                                                          ----------
      Retail - General Merchandise - 1.86%
           Sears, Roebuck & Company ..................................................                  3,000                117,000
                                                                                                                          ----------

      Retail - Grocery - 2.25%
        (a)Whole Foods Market, Inc. ..................................................                  3,300                141,372
                                                                                                                          ----------

      Retail - Jewelry - 5.38%
        (a)Finlay Enterprises, Inc. ..................................................                 22,400                338,016
                                                                                                                          ----------

      Retail - Specialty Line - 1.48%
        (a)Staples, Inc. .............................................................                  7,300                 93,367
                                                                                                                          ----------

      Retirement / Aged Care - 2.39%
        (a)Sunrise Assisted Living, Inc. .............................................                  7,000                150,150
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 4.05%
        (a)Corning Incorporated ..................................................                   18,800               $   30,080
           SBC Communications Inc. ...............................................                    5,300                  106,530
           Verizon Communications Inc. ...........................................                    4,300                  117,992
                                                                                                                          ----------
                                                                                                                             254,602
                                                                                                                          ----------
      Utilities - Electric - 2.04%
           American Electric Power Company, Inc. .................................                    4,500                  128,295
                                                                                                                          ----------

           Total Common Stocks (Cost $5,558,807) ..........................................................                4,508,580
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest              Maturity
                                                      Principal                Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 0.92%

      United States Treasury Note ..............       $ 50,000               6.875%               05/15/06                   57,965
           (Cost $53,081)                                                                                                 ----------

FEDERAL AGENCY OBLIGATIONS - 4.71%

      Federal National Mortgage Association ....        293,000               6.000%               12/25/31                  295,877
           (Cost $290,443)                                                                                                ----------

CORPORATE OBLIGATIONS - 14.86%

      Boston Celtics LP ........................         87,000               6.000%               06/30/38                   50,460
      DaimlerChrysler NA Holdings ..............        140,000               8.500%               01/18/31                  166,425
      Ford Motor Credit Co. ....................        420,000               6.875%               02/01/06                  413,175
      Motorola Inc. ............................        200,000               6.750%               02/01/06                  196,750
      Weatherford International Inc. ...........          2,200               5.000%               11/01/27                  107,646
                                                                                                                          ----------

           Total Corporate Obligations (Cost $930,757) ....................................................                  934,456
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 4.82%

      BlackRock Broad Investment Grade 2009 Term Trust ...........................                   10,500                  168,000
      Putnam Master Income Trust .................................................                   20,600                  135,342
                                                                                                                          ----------

           Total Investment Companies (Cost $280,055) .....................................................                  303,342
                                                                                                                          ----------

Total Value of Investments (Cost $7,113,143 (b)) .................................                    97.02 %             $6,100,220
Other Assets Less Liabilities ....................................................                     2.98 %                187,350
                                                                                                     ------               ----------
      Net Assets .................................................................                   100.00 %             $6,287,570
                                                                                                     ======               ==========

                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $   492,489
           Unrealized depreciation ........................................................................              (1,505,412)
                                                                                                                        -----------

           Net unrealized depreciation ....................................................................             $(1,012,923)
                                                                                                                        ===========




































See accompanying notes to financial statements



                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002


ASSETS
      Investments, at value (cost $7,113,143) .........................................................                 $ 6,100,220
      Cash ............................................................................................                     186,835
      Income receivable ...............................................................................                      23,546
                                                                                                                        -----------

           Total assets ...............................................................................                   6,310,601
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      23,031
                                                                                                                        -----------

NET ASSETS
      (applicable to 738,738 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 6,287,570
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($6,287,570 / 738,738 shares) ...................................................................                 $      8.51
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 7,231,676
      Undistributed net investment income .............................................................                       4,147
      Undistributed net realized gain on investments ..................................................                      64,670
      Net unrealized depreciation on investments ......................................................                  (1,012,923)
                                                                                                                        -----------
                                                                                                                        $ 6,287,570
                                                                                                                        ===========























See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2002


NET INVESTMENT INCOME

      Income
           Interest .........................................................................................             $  33,742
           Dividends ........................................................................................               161,828
                                                                                                                          ---------

               Total income .................................................................................               195,570
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                67,145
           Fund administration fees (note 2) ................................................................                 8,393
           Distribution and service fees (note 3) ...........................................................                16,786
           Custody fees .....................................................................................                 5,142
           Registration and filing administration fees (note 2) .............................................                 1,193
           Fund accounting fees (note 2) ....................................................................                27,670
           Audit fees .......................................................................................                14,250
           Legal fees .......................................................................................                11,034
           Securities pricing fees ..........................................................................                 4,068
           Other accounting fees (note 2) ...................................................................                15,585
           Shareholder servicing expenses ...................................................................                 2,213
           Registration and filing expenses .................................................................                10,052
           Printing expenses ................................................................................                   151
           Trustee fees and meeting expenses ................................................................                 3,205
           Other operating expenses .........................................................................                 3,324
                                                                                                                          ---------

               Total expenses ...............................................................................               190,211
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) ................................................               (16,573)
                    Fund administration fees waived (note 2) ................................................                (8,393)
                    Fund accounting fees waived (note 2) ....................................................               (27,670)
                    Other accounting fees waived (note 2) ...................................................               (15,585)
                    Registration and filing administration fees waived (note 2) .............................                (1,193)
                                                                                                                          ---------

               Net expenses .................................................................................               120,797
                                                                                                                          ---------

                    Net investment income ...................................................................                74,773
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   65,196
      Increase in unrealized depreciation on investments .................................................                 (368,388)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (303,192)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(228,419)
                                                                                                                          =========


See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Period ended
                                                                                                    September 30,      September 30,
                                                                                                        2002              2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ......................................................                $   74,773          $    8,423
         Net realized gain from investment transactions .............................                    65,196                 411
         Increase in unrealized depreciation on investments .........................                  (368,388)           (644,535)
                                                                                                     ----------          ----------

              Net decrease in net assets resulting from operations ..................                  (228,419)           (635,701)
                                                                                                     ----------          ----------

     Distributions to shareholders from
         Net investment income ......................................................                   (78,487)                  0
         Net realized gain from investment transactions .............................                    (1,499)                  0
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions ...................                   (79,986)                  0
                                                                                                     ----------          ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .......                   670,179           6,561,497
                                                                                                     ----------          ----------

                     Total increase in net assets ...................................                   361,774           5,925,796

NET ASSETS

     Beginning of period ............................................................                 5,925,796                   0
                                                                                                     ----------          ----------

     End of period   (including undistributed net investment income
                      of $4,147 in 2002 and $8,423 in 2001) .........................                $6,287,570          $5,925,796
                                                                                                     ==========          ==========


(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Year ended                             Period ended
                                                                   September 30, 2002                    September 30, 2001 (a)

                                                               Shares               Value              Shares               Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................        153,200          $1,557,781             680,121          $6,600,222

Shares issued for reinvestment of distributions ........          1,549              14,149                   0                   0
                                                             ----------          ----------          ----------          ----------

                                                                154,749           1,571,930             680,121           6,600,222

Shares redeemed ........................................        (92,005)           (901,751)             (4,127)            (38,725)
                                                             ----------          ----------          ----------          ----------

     Net increase ......................................         62,744          $  670,179             675,994          $6,561,497
                                                             ==========          ==========          ==========          ==========

See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year ended           Period ended
                                                                                              September 30,         September 30,
                                                                                                  2002                2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................................              $     8.77            $    10.00

      Loss from investment operations
           Net investment income ................................................                    0.10                  0.01
           Net realized and unrealized loss on investments ......................                   (0.25)                (1.24)
                                                                                               ----------            ----------

               Total from investment operations .................................                   (0.15)                (1.23)
                                                                                               ----------            ----------

      Distributions to shareholders from
           Net investment income ................................................                   (0.11)                 0.00
                                                                                               ----------            ----------

Net asset value, end of period ..................................................              $     8.51            $     8.77
                                                                                               ==========            ==========

Total return ....................................................................                   (1.56)%              (12.50)%(b)
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period .................................................              $6,287,570            $5,925,796
                                                                                               ==========            ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........................                    2.83 %                4.22 %(c)
           After expense reimbursements and waived fees .........................                    1.80 %                2.78 %(c)
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........................                    0.08 %               (1.17)%(c)
           After expense reimbursements and waived fees .........................                    1.11 %                0.27 %(c)

      Portfolio turnover rate ...................................................                   40.37 %                6.03 %

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) Not annualized.

(c) Annualized.










See accompanying notes to financial statements


                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Total Return Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.


                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



     The Advisor has voluntarily waived a portion of its fee in the amount of $16,573 ($0.02 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waiver will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $52,841 ($0.08 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,206,269 and $2,520,469, respectively, for the year ended September 30, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS - (UNAUDITED)

     During the year ended September 30, 2002, the Fund paid a long-term capital gain distribution of $1,087.

                          THE HILLMAN TOTAL RETURN FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                               September 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,000 during the fiscal year ended September 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                            Position(s) Length                                           Complex
        Name, Age,          held with   of Time        Principal Occupation(s)          Overseen by        Other Directorships
        and Address         Fund/Trust  Served          During Past 5 Years              Trustee            Held by Trustee
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                       Independent Trustees

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Jack E. Brinson, 69         Trustee     Since    Retired;  Previously,   President  of       2       Independent Trustee   - Gardner
                                        12/2000  Brinson   Investment  Co.   (personal               Lewis Investment Trust  for the
                                                 investments) and  President     of                  three series of that trust; The
                                                 Brinson Chevrolet,  Inc.                            Nottingham Investment  Trust II
                                                 (auto dealership)                                   for  the  eight series  of that
                                                                                                     trust;      New      Providence
                                                                                                     Investment Trust  for  the one
                                                                                                     series  of  that  trust; and de
                                                                                                     Leon Funds  Trust  for  the one
                                                                                                     series   of  that  trust   (all
                                                                                                     registered          investment
                                                                                                     companies)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Theo H. Pitt, Jr., 66       Trustee     Since    Senior Partner,  Community  Financial       2       Independent Trustee  - Gardner
                            and         12/2000  Institutions    Consulting,     Rocky               Lewis  Investment   Trust  for
                            Chairman             Mount,  North  Carolina,  since 1997;               the three series of that trust
                                                 previously,  Chairman & CEO, Standard               (registered investment company)
                                                 Insurance   &   Realty   Corporation,
                                                 Rocky Mount, North Carolina,
                                                 1992-1997
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                        Interested Trustee

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Mark A. Hillman, 40         Trustee     Since    President    of    Hillman    Capital       2                    None
613 Third Street            and         12/2000  Management,    Inc.,    since    1998
Eastport Maritime Building  President            (Advisor to the  Funds);  previously,
Annapolis, MD  21403                             Chief  Investment  Officer of Menocal
                                                 Capital Management,  Inc. (investment
                                                 advisor)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                           Other Officers

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
C. Frank Watson III, 32     Secretary   Since    President    and   Chief    Operating      n/a                    n/a
                                        12/2000  Officer    (since    1999)   of   The
                                                 Nottingham                    Company
                                                 (Administrator    to   the    Funds);
                                                 previously,  Chief Operating  Officer
                                                 of The Nottingham Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Julian G. Winters, 33       Treasurer   Since    Vice             President-Compliance      n/a                    n/a
                                        12/2000  Administration (since 1998) of The
                                                 Nottingham    Company;    previously,
                                                 Fund   Accountant,   The   Nottingham
                                                 Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees  of Hillman  Capital  Management  Investment  Trust and
  Shareholders of The Hillman Total Return Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Total Return Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

October 28, 2002




__________
Deloitte
Touche
Tohmatsu
__________

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust





















               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

                                     PART C
                                     ======

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

(a)      Trust Instrument.^1

(b)      Bylaws.^1

(c) Certificates for shares are not issued. Articles II and VII of the Trust Instrument, previously filed as Exhibit (a) hereto, define the rights of security holders.^1

(d) Investment Advisory Agreement between the Registrant and Hillman Capital Management, Inc., as Advisor.^2

(e) Distribution Agreement between the Registrant and Capital Investment Group, Inc., as Distributor.^2

(f)      Not Applicable.

(g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank).

(g)(2) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(3) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^3

(h)(1) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Company, as Administrator.^3

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and NC Shareholder Services, LLC, as Transfer Agent.^2

(i) Opinion and Consent of Dechert, Counsel, regarding the legality of securities registered.^2

(j)      Consent of Deloitte & Touche LLP, Independent Public Accountants.

(k)      Balance Sheet for The Hillman Total Return Fund dated October 27, 2000.
         ^2

(l)      Initial Subscription Agreement.^2

(m)(1) Distribution Plan pursuant to Rule 12b-1 for The Hillman Aggressive Equity Fund.^2

(m)(2) Distribution Plan pursuant to Rule 12b-1 for The Hillman Total Return Fund.^2

(n)      Not applicable.

(p)(1)   Amended and Restated Code of Ethics for the Registrant.^3

(p)(2)   Amended and  Restated  Code of Ethics for Hillman  Capital  Management,
         Inc.^3

(q)(1) Copy of Powers of Attorney for Theo H. Pitt, Jr., Jack E. Brinson, and Mark A. Hillman.^2

(q)(2)   Copy of Power of Attorney for Fletcher D. Perkins.

-----------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed August 25, 2000 (File No. 333-44568).

2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed December 29, 2000 (File No. 333-44568).

3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed January 28, 2002 (File No. 333-44568).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

         Under Delaware law, Section 3817 of the Treatment of Delaware Business Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as are set forth in the governing instrument of the business trust. The Registrant's Trust Instrument ("Trust Instrument") and Bylaws contain provisions covering indemnification of the officers and trustees.

         The Trust Instrument provides that every person who is, or has been, a trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted or allowed by law against any liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which that person becomes involved as a party or otherwise by virtue of that person being or having been a trustee or officer and against amounts paid or incurred by such person in the settlement thereof. No indemnification shall be provided under the Trust Instrument to a trustee or officer: (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (B) not to have acted in good faith in the reasonable belief that such person's action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office, (A) by the court or other body approving the settlement; (B) by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any shareholder may, by appropriate legal proceedings, challenge any such determination by the trustees or by independent counsel.

         Article VII of the Bylaws provides that subject to the limitations of the Trust Instrument, every trustee and officer shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by such person in connection with any proceeding in which that person becomes involved as a party or otherwise by virtue of such person being or having been an agent.

         In addition to the foregoing statements, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for the respective investment advisors, directors and their affiliates. Some of these persons may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

         The description of Hillman Capital Management, Inc. under the caption of "Management of the Funds - The Investment Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Information concerning the trustees and officers of Hillman Capital Management, Inc. as set forth in Hillman Capital Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on August 23, 2000 (File No. 801-57921), and amended through the date hereof, is incorporated by reference herein.


ITEM 27. Principal Underwriter
         ---------------------

(a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, EARNEST Partners Fixed Income Trust, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, WST Growth Fund, Wisdom Fund, The Hillman Total Return Fund, The Hillman Aggressive Equity Fund, and Franklin Street Core Equity Fund.

(b) Set forth below is certain information regarding the directors and officers of Capital Investment Group, Inc.


                            POSITION(S) AND
NAME AND PRINCIPAL          OFFICE(S) WITH CAPITAL      POSITION(S)AND OFFICE(S)
BUSINESS ADDRESS            INVESTMENT GROUP, INC.      WITH REGISTRANT
----------------            ----------------------      ---------------


Richard K. Bryant           President                   None
17 Glenwood Avenue
Raleigh, N.C. 27622


E.O. Edgerton, Jr.          Vice President              None
17 Glenwood Avenue
Raleigh, N.C.  27622

Delia Zimmerman             Secretary                   None
17 Glenwood Avenue
Raleigh, N.C.  27622

Con T. McDonald             Assistant Vice-President    None
17 Glenwood Avenue
Raleigh, N.C.  27622

W. Harold Eddins, Jr.       Assistant Vice-President    None
17 Glenwood Avenue
Raleigh, N.C.  27622

Richard S. Battle           Assistant Vice-President    None
17 Glenwood Avenue
Raleigh, N.C.  27622

(c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

         All account books and records not normally held by Wachovia Bank, N.A., the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Management Company d/b/a The Nottingham Company, Fund Accountant and Administrator to the Registrant; North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, Transfer Agent to the Registrant; or Hillman Capital Management, Inc., Investment Advisor to the Registrant.

         The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Hillman Capital Management, Inc. is 613 Third Street, Eastport Maritime Building, Annapolis, Maryland 21403. The address of Wachovia Bank, N.A. is 123 South Broad Street, Philadelphia, Pennsylvania 19109.


ITEM 29. Management Services
         -------------------

         None.


ITEM 30. Undertakings
         ------------

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of January, 2003.



HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST


By:   /s/ C. Frank Watson III
      ______________________________
       C. Frank Watson III
       Secretary



Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                       Title                    Date
       ---------                       -----                    ----


          *                            Trustee                  January 28, 2003
_______________________________
Jack E. Brinson


          *                            Trustee, Chairman        January 28, 2003
_______________________________
Theo H. Pitt, Jr.


          *                            Trustee, President       January 28, 2003
_______________________________
Mark A. Hillman


          *                            Treasurer                January 28, 2003
_______________________________
Fletcher D. Perkins



  /s/ Julian G. Winters                Assistant Secretary,     January 28, 2003
___________________________________    Assistant Treasurer
Julian G. Winters




* By: /s/ C. Frank Watson III                  Dated: January 28, 2003
     ______________________________
      C. Frank Watson III
      Secretary, Attorney-in-Fact

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                                  EXHIBIT INDEX

                      (FOR POST-EFFECTIVE AMENDMENT NO. 2)
                      ------------------------------------


EXHIBIT NO.
UNDER PART C
OF FORM N-1A         NAME OF EXHIBIT
-------------    --------------------------

      (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank)

      (g)(2) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank)

      (j)       Consent of Deloitte & Touche LLP, Independent Public Accountants

      (q)(2)    Copy of Power of Attorney for Fletcher D. Perkins